Investments held to maturity	12 Months Ended
Dec. 31, 2018
Investments held to maturity [Abstract]
Investments held to maturity

29.   Investments held to maturity

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities:
Brazilian government securities	26,738,940	2,442,844	(6,489)	29,175,295
Corporate debt securities	12,259,564	126,092	(421,874)	11,963,782
Brazilian sovereign bonds	7,614	-	(420)	7,194
Balance on December 31, 2017	39,006,118	2,568,936	(428,783)	41,146,271

Maturity

	R$ thousand
	On December 31, 2017
	Amortized cost	Fair value
Due within one year	29,412	28,998
From 1 to 5 years	10,284,940	11,070,179
From 5 to 10 years	1,933,866	1,840,428
Over 10 years	26,757,900	28,206,666
Total	39,006,118	41,146,271

The Organization maintained a total of R$2,005 thousand in assets held to maturity pledged as collateral for liabilities in 2017.

In 2017 there was impairment in investments held to maturity to the amount of R$54,520 thousand.